Inventories - Explanation of changes in constrat assets and contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Receivables from contracts with customers at beginning of period	€ 164
Advances received from customers	(766)
Amounts recognized within revenue	709	€ 779	€ 602
Receivables from contracts with customers at end of period	€ 107	€ 164